NOTE 18 - CONCENTRATION AND RISK	6 Months Ended
Jun. 30, 2012
Risks and Uncertainties [Abstract]
NOTE 18 - CONCENTRATION AND RISK

NOTE 18 - CO0NCENTRATION AND RISK

Customers

During the three and six months ended June 30, 2012 and June 30, 2011, revenue generated under the top five customers accounted for 100% of the Company’s total revenue. Concentration with a single or a few customers may expose the Company to the risk of substantial losses if a single dominant customer stops conducting business with the Company.  Moreover, the Company may be subject to the risks faced by these major customers to the extent that such risks impede such customers’ ability to stay in business and make timely payments.